RISK MANAGEMENT - Individual evaluation of impairment for other financial instruments (Details) - Individual evaluation - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt instruments
RISK MANAGEMENT
Maximum exposure	$ 32,840,048	$ 36,583,512
Impairment loss	20,870	65,450
Final Exposure	32,819,177	36,518,062
Equity
RISK MANAGEMENT
Maximum exposure	1,463,622	1,011,310
Final Exposure	1,463,622	1,011,310
Fair value | Debt instruments
RISK MANAGEMENT
Maximum exposure	27,010,728	28,119,697
Impairment loss	4,174	6,513
Final Exposure	27,006,554	28,113,184
Amortized cost | Debt instruments
RISK MANAGEMENT
Maximum exposure	5,829,320	8,463,815
Impairment loss	16,696	58,937
Final Exposure	5,812,624	8,404,878
Fair value through profit or loss | Equity
RISK MANAGEMENT
Maximum exposure	1,136,645	537,213
Final Exposure	1,136,645	537,213
Fair value through OCI | Equity
RISK MANAGEMENT
Maximum exposure	326,977	474,097
Final Exposure	$ 326,977	$ 474,097